F/m Opportunistic Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 30.9%	Par	Value
Chase Mortgage Finance Corp.
Series 2023-1, Class A4, 6.00%, 06/25/2054 (a)(b)	$ 546,531	$ 549,331
Series 2025-2, Class A4A, 5.50%, 12/25/2055 (a)(b)	911,714	913,457
Citigroup Mortgage Loan Trust, Inc., Series 2024-INV2, Class A3B, 6.50%, 06/25/2054 (a)(b)	356,737	365,961
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040 (a)	1,030,000	1,045,819
Federal National Mortgage Association
Series 2024-25, Class AD, 5.00%, 03/25/2044	951,804	954,652
Series 2024-26, Class AB, 5.00%, 04/25/2050	506,815	508,436
Government National Mortgage Association
Series 2023-131, Class BT, 4.00%, 03/20/2049	768,587	750,835
Series 2025-178, Class GP, 6.50%, 08/20/2055	964,185	978,726
Series 2026-30, Class QE, 6.00%, 12/20/2055	992,322	1,005,424
JP Morgan Mortgage Trust
Series 2019-HYB1, Class B3, 5.11%, 10/25/2049 (a)(b)	325,354	326,227
Series 2022-6, Class A12, 3.00%, 11/25/2052 (a)(b)	465,952	446,646
Series 2024-12, Class A4, 6.00%, 06/25/2055 (a)(b)	736,482	739,962
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.71%, 09/25/2032 (b)	209,460	191,273
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 5.15%, 05/15/2043 (a)(b)	1,000,000	993,406
Provident Funding Mortgage Trust
Series 2025-1, Class A3, 5.50%, 02/25/2055 (a)(b)	725,717	727,167
Series 2025-2, Class A4, 5.50%, 06/25/2055 (a)(b)	1,022,568	1,023,341
RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 06/25/2054 (a)(b)	471,821	484,019
Sequoia Mortgage Trust, Series 2024-8, Class A20, 5.50%, 09/25/2054 (a)(b)	602,081	598,096
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class A1A, 4.42% (1 mo. Term SOFR + 0.83%), 11/25/2034	258,113	255,366
Series 2005-AR2, Class 1A1A, 4.36% (1 mo. Term SOFR + 0.77%), 01/25/2045	750,866	755,842
Series 2005-AR2, Class 2A23, 4.46% (1 mo. Term SOFR + 0.87%), 01/25/2045	320,571	333,227
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A6, 6.41%, 07/25/2034 (b)	159,467	159,664
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,076,312)		14,106,877

CORPORATE BONDS - 22.6%	Par	Value
Communications - 1.0%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045 (a)	450,000	451,054

Consumer Discretionary - 1.7%
American Airlines 2017-1 Class A Pass Through Trust, Series 2017-1, 4.00%, 02/15/2029	136,200	131,395
Ford Motor Co., 3.25%, 02/12/2032	742,000	657,515
		788,910

Consumer Staples - 1.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029 (a)	693,000	673,402

Energy - 4.5%
Coterra Energy Operating Co., 4.38%, 03/15/2029	263,000	256,515
Phillips 66 Partners LP
3.55%, 10/01/2026	58,000	57,569
3.75%, 03/01/2028	750,000	728,858
3.15%, 12/15/2029	408,000	376,574
Transcanada Trust, 5.88% to 08/15/2026 then 3 mo. LIBOR USD + 4.64%, 08/15/2076 (c)	635,000	636,132
		2,055,648

Financials - 7.4%
Antares Holdings LP, 6.35%, 10/23/2029 (a)	1,050,000	1,052,844

Ares Capital Corp., 5.80%, 03/08/2032 (d)	882,000	876,893
Athene Holding Ltd., 6.88% (5 yr. CMT Rate + 2.58%), 06/28/2055	807,000	779,679
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	663,000	656,133
		3,365,549

Health Care - 1.9%
CVS Pass-Through Trust
7.51%, 01/10/2032 (a)	718,129	755,091
5.77%, 01/10/2033 (a)	125,858	125,767
		880,858

Industrials - 1.8%
GXO Logistics, Inc., 6.25%, 05/06/2029	800,000	827,192

Information Technology - 1.4%
Kyndryl Holdings, Inc., 6.35%, 02/20/2034 (d)	674,000	645,004

Utilities - 1.4%
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	666,000	657,696
TOTAL CORPORATE BONDS (Cost $10,304,922)		10,345,313

EXCHANGE TRADED FUNDS - 18.7%	Shares	Value
F/m 3-Year Investment Grade Corporate Bond ETF (e)	74,230	3,762,118
F/m High Yield 100 ETF (e)	88,308	4,584,068
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (e)	4,398	219,900
TOTAL EXCHANGE TRADED FUNDS (Cost $8,584,554)		8,566,086

U.S. TREASURY SECURITIES - 9.9%	Par	Value
United States Treasury Note/Bond
3.88%, 05/15/2029	771,000	767,386
4.13%, 05/31/2031	2,563,000	2,561,698
4.25%, 05/31/2033	1,207,000	1,204,784
TOTAL U.S. TREASURY SECURITIES (Cost $4,533,658)		4,533,868

ASSET-BACKED SECURITIES - 9.2%	Par	Value
ACE Securities Corp., Series 2003-NC1, Class A2A, 4.54% (1 mo. Term SOFR + 0.95%), 07/25/2033	234,621	209,038
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.72% (1 mo. Term SOFR + 0.89%), 10/25/2034	199,354	188,003
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)	477,500	471,791
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	699,473	692,249
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	581,025	564,160
JP Morgan Mortgage Trust, Series 2025-CES2, Class A1, 5.59%, 06/25/2055 (a)(b)	671,345	672,969
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1, 4.32% (1 mo. Term SOFR + 0.73%), 08/25/2033	445,991	437,259
QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 05/25/2055 (a)	500,000	497,060
SBA Depositor LLC, Series 2021-3, 2.59%, 10/15/2031 (a)	519,000	457,774
TOTAL ASSET-BACKED SECURITIES (Cost $4,172,673)		4,190,303

MORTGAGE-BACKED SECURITIES - 5.0%	Par	Value
BX Trust
Series 2024-VLT4, Class B, 5.57% (1 mo. Term SOFR + 1.94%), 06/15/2041 (a)	479,750	479,750
Series 2025-ROIC, Class A, 4.77% (1 mo. Term SOFR + 1.14%), 03/15/2030 (a)	481,977	481,166
Extended Stay America Trust, Series 2025-ESH, Class B, 5.23% (1 mo. Term SOFR + 1.60%), 10/15/2042 (a)	481,567	481,976
Federal National Mortgage Association, Pool MA4626, 4.00%, 06/01/2052	893,902	841,075
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,294,513)		2,283,967

MUNICIPAL BONDS - 3.2%	Par	Value
Northwest Independent School District, 5.25%, 02/15/2055	700,000	740,995

Princeton Independent School District, 5.00%, 02/15/2054	685,000		704,745
TOTAL MUNICIPAL BONDS (Cost $1,432,109)			1,445,740

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)	1,457,399		1,457,399
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,457,399)			1,457,399

TOTAL INVESTMENTS - 102.7% (Cost $46,856,140)			46,929,553
Liabilities in Excess of Other Assets - (2.7)%		(0.02684)	(1,226,497)
TOTAL NET ASSETS - 100.0%			$ 45,703,056

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $16,070,485 or 35.2% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2026.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $1,436,182.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m Opportunistic Income ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$ –	$ 14,106,877	$ –	$ 14,106,877
Corporate Bonds	–	10,345,313	–	10,345,313
Exchange Traded Funds	8,566,086	–	–	8,566,086
U.S. Treasury Securities	–	4,533,868	–	4,533,868
Asset-Backed Securities	–	4,190,303	–	4,190,303
Mortgage-Backed Securities	–	2,283,967	–	2,283,967
Municipal Bonds	–	1,445,740	–	1,445,740
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,457,399
Total Investments	$ 8,566,086	$ 36,906,068	$ –	$ 46,929,553

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.